Intangible Assets, Net - Schedule of Estimated Future Amortization Expense (Details)	Jun. 30, 2026 USD ($)
Schedule of Estimated Future Amortization Expenses [Abstract]
2027	$ 285,619
2028	266,231
2029	228,984
2030	145,370
2031	$ 121,222